Condensed Statements of Shareholders Equity (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income / Loss	Total
Beginning Balance, Amount at Dec. 31, 2010	$ 54,506	$ 33,388,753	$ (29,568,392)	$ 381,674	$ 4,256,541
Beginning Balance, Shares at Dec. 31, 2010	5,450,622
Stock based compensation		113,710			113,710
Stock rights offering (net of issuance costs of $33,671), Amount	15,231	362,330			377,561
Stock rights offering (net of issuance costs of $33,671), Shares	1,523,082
Total other comprehensive income (loss)				(256,104)	(256,104)
Net income (loss)			(870,054)		(870,054)
Ending Balance, Amount at Dec. 31, 2011	69,737	33,864,793	(30,438,446)	125,570	3,621,654
Ending Balance, Shares at Dec. 31, 2011	6,973,704
Stock based compensation		39,210			39,210
Total other comprehensive income (loss)				(26,620)	(26,620)
Net income (loss)			(732,342)		(732,342)
Ending Balance, Amount at Dec. 31, 2012	$ 69,737	$ 33,904,003	$ (31,170,788)	$ 98,950	$ 2,901,902
Ending Balance, Shares at Dec. 31, 2012	6,973,704